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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05710

ING VP Natural Resources Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Natural Resources Trust
The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.3%

		Coal: 3.6%
15,300		Massey Energy Co.	$551,871
71,400		Peabody Energy Corp.	3,599,274
			4,151,145

		Electric: 1.9%
88,818	@	Mirant Corp.	2,220,450
			2,220,450

		Energy - Alternate Sources: 1.9%
123,800	@	KFX, Inc.	2,253,160
			2,253,160

		Engineering & Construction: 0.8%
17,100	@	McDermott International, Inc.	931,095
			931,095

		Forest Products & Paper: 0.4%
42,500	@	Smurfit-Stone Container Corp.	576,725
			576,725

		Investment Companies: 0.1%
23,200	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	129,920
			129,920

		Iron/Steel: 1.4%
5,600		Cleveland-Cliffs, Inc.	487,872
30,100	@@	Mittal Steel Co. NV	1,136,275
			1,624,147

		Mining: 22.0%
40,700	@@	Agnico-Eagle Mines Ltd.	1,239,315
25,200	@@	Alcan, Inc.	1,152,396
34,500		Alcoa, Inc.	1,054,320
87,636	@@	Aquarius Platinum Ltd	1,237,820
120,941	@, @@	Bema Gold Corp.	535,769
15,400	@@	BHP Billiton Ltd. ADR	613,690
32,200	@@	Cameco Corp.	1,159,266
13,500	@	Century Aluminum Co.	573,075
25,000	@@	Cia Vale do Rio Doce ADR	1,213,250
165,400	@	Coeur d’Alene Mines Corp.	1,085,024
223,100	@, @@	Eldorado Gold Corp.	1,078,591
15,300		Freeport-McMoRan Copper & Gold, Inc.	914,481
37,500	@, @@	Glamis Gold Ltd.	1,225,500
40,000	@@	Gold Fields Ltd.	873,493
20,100	@@	GoldCorp, Inc.	587,925
89,100	@	Hecla Mining Co.	588,951
69,000	@, @@	Ivanhoe Mines Ltd.	664,470
114,400	@, @@	Kinross Gold Corp.	1,250,392
675,000	@@	Lihir Gold Ltd.	1,270,433
49,100	@, @@	Major Drilling Group International	1,189,410
82,932	@, @@	Novagold Resources, Inc.	1,268,860

			PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.3% (continued)

13,200		Phelps Dodge Corp.	$1,062,996
61,800	@, @@	Randgold Resources Ltd. ADR	1,122,906
2,900	@@	Rio Tinto PLC ADR	600,300
162,500	@, @@	Shore Gold, Inc.	982,020
16,900	@@, #	Teck Cominco Ltd.	1,088,519
			25,633,172

		Oil & Gas: 50.9%
16,200		Amerada Hess Corp.	2,306,880
11,500		Anadarko Petroleum Corp.	1,161,615
35,000	@	Bill Barrett Corp.	1,140,650
23,700		Cabot Oil & Gas Corp.	1,135,941
31,900		ConocoPhillips	2,014,485
57,170	@	Delta Petroleum Corp.	1,201,713
63,400	@	Denbury Resources, Inc.	2,007,878
35,800	@@	ENI S.p.A. ADR	2,039,884
46,500		ENSCO International, Inc.	2,392,425
91,542	@	EXCO Resources, Inc.	1,147,021
126,700		Exxon Mobil Corp.	7,710,962
100,000	@	Gasco Energy, Inc.	560,000
42,500	@	Global Santa Fe Corp.	2,581,875
18,800	@@	LUKOIL ADR	1,565,214
22,100		Marathon Oil Corp.	1,683,357
52,700	@	Newfield Exploration Co.	2,208,130
28,600	@@	OAO Gazprom ADR	2,611,229
40,600		Occidental Petroleum Corp.	3,761,590
60,000	@, I	PetroHawk Energy Corp.	822,000
27,305	@@	Petroleo Brasileiro SA ADR	2,180,304
51,600	@	Plains Exploration & Production Co.	1,993,824
39,000		Rowan Cos., Inc.	1,714,440
52,400	@@	Royal Dutch Shell PLC ADR	3,262,424
61,800	@	Southwestern Energy Co.	1,989,342
13,000	@@	Suncor Energy, Inc.	1,001,260
8,400	@@	Total SA ADR	1,106,532
14,400	@	Transocean, Inc.	1,156,320
40,700		Valero Energy Corp.	2,433,046
54,600		XTO Energy, Inc.	2,378,922
			59,269,263

		Oil & Gas Services: 14.7%
24,202	@	Basic Energy Services, Inc.	721,220
77,320	@	Dresser-Rand Group, Inc.	1,921,402
42,800	@	FMC Technologies, Inc.	2,192,216
34,800	@	Grant Prideco, Inc.	1,490,832
32,000		Schlumberger Ltd.	4,050,240
77,300	@	Superior Energy Services	2,070,867
19,100	@	Universal Compression Holdings, Inc.	967,797
80,300	@	Weatherford International Ltd.	3,673,725
			17,088,299

		Pipelines: 1.6%
6,600		Energy Transfer Equity LP	158,070
134,197		Genesis Energy LP	1,674,779
			1,832,849
		Total Common Stock
		(Cost $96,316,209)	115,710,225

			PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust			as of March 31, 2006 (Unaudited)(continued)
Principial
Amount				Value

SHORT-TERM INVESTMENTS: 1.5%

			Repurchase Agreement: 1.5%
$1,710,000			Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due
			04/03/06. $1,710,684 to be received upon repurchase (Collateralized by
			$1,780,000 Federal National Mortgage Association , 5.150%, Market Value
			plus accrued interest $1,750,257, due 03/08/12)	$1,710,000

			Total Short-Term Investments
			(Cost $1,710,000)	1,710,000

			Total Investments in Securities
		(Cost $98,026,209)*	100.8%	$117,420,225
		Other Assets and Liabilities—Net	(0.8)	(887,878)
		Net Assets	100.0%	$116,532,347

			Certain foreign securities have been fair valued in accordance with
			procedures approved by the Board of Trustees.
	@		Non-income producing security
	@@		Foreign Issuer
	ADR		American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I		Illiquid Security
	*		Cost for federal income tax purposes is $98,234,300.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$19,561,719
			Gross Unrealized Depreciation	(375,794)
			Net Unrealized Appreciation	$19,185,925

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund's Board, the following securities have been deemed to be illiquid.

Security	Shares/ Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
PetroHawk Energy Corp.	$60,000	08/23/05	$672,365	$822,000	0.7%
			$672,365	$822,000	0.7%

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Natural Resources Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006